SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Option Activities
	2022		2021		2020
	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number

Outstanding at January 1,	3.03	1,133,886	2.02	1,708,020	1.48	1,632,220
Granted during the year	-	-	57.56	15,000	9.92	111,129
Exercised during the year	1.41	(278,061)	1.5	(581,240)	1.40	(12,473)
Forfeited during the year	1.40	(6,436)	1.88	(7,894)	1.73	(22,856)
Outstanding at December 31,	3.57	849,389	3.03	1,133,886	2.02	1,708,020

Vested and exercisable at December 31,	3.90	698,753	2.00	798,262	1.52	1,203,456